Right-of-Use asset - Summary of Right of Use Asset (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		₨ 17,955
Ending balance		25,598	$ 300	₨ 17,955
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		32,887		32,669
Additions		14,785		7,085
Additions through Business combinations (Refer to Note 7)				33
Disposals		(5,596)		(7,110)
Translation adjustment		269		210
Ending balance		42,345		32,887
Gross carrying amount [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,343		1,278
Additions		0		65
Additions through Business combinations (Refer to Note 7)				0
Disposals		(221)		0
Translation adjustment		0		0
Ending balance		1,122		1,343
Gross carrying amount [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		28,453		27,946
Additions		10,822		6,505
Additions through Business combinations (Refer to Note 7)				33
Disposals		(4,389)		(6,203)
Translation adjustment		152		172
Ending balance		35,038		28,453
Gross carrying amount [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	2,242		2,580
Additions	[1]	3,735		264
Additions through Business combinations (Refer to Note 7)	[1]			0
Disposals	[1]	(632)		(636)
Translation adjustment	[1]	100		34
Ending balance	[1]	5,445		2,242
Gross carrying amount [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		849		865
Additions		228		251
Additions through Business combinations (Refer to Note 7)				0
Disposals		(354)		(271)
Translation adjustment		17		4
Ending balance		740		849
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		14,932		13,967
Depreciation		6,102		6,131
Disposals		(4,411)		(5,244)
Translation adjustment		124		78
Ending balance		16,747		14,932
Accumulated depreciation and amortisation [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		98		77
Depreciation		21		21
Disposals		(13)		0
Translation adjustment		0		0
Ending balance		106		98
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		13,237		12,127
Depreciation		5,362		5,485
Disposals		(3,776)		(4,439)
Translation adjustment		81		64
Ending balance		14,904		13,237
Accumulated depreciation and amortisation [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	1,086		1,192
Depreciation	[1]	539		444
Disposals	[1]	(303)		(561)
Translation adjustment	[1]	34		11
Ending balance	[1]	1,356		1,086
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		511		571
Depreciation		180		181
Disposals		(319)		(244)
Translation adjustment		9		3
Ending balance		381		511
Net carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		17,955
Ending balance		25,598		17,955
Net carrying amount [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,245
Ending balance		1,016		1,245
Net carrying amount [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		15,216
Ending balance		20,134		15,216
Net carrying amount [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	1,156
Ending balance	[1]	4,089		1,156
Net carrying amount [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		338
Ending balance		₨ 359		₨ 338

[1]	Including net carrying value of computer equipment amounting to ₹ 2 and ₹ 1 as at March 31, 2024 and 2025, respectively.